Income Taxes (Tables)	12 Months Ended
Jan. 02, 2016
Income Tax Disclosure [Abstract]
Geographic Components of Earnings Before Income Taxes
The geographic components of earnings before income taxes are as follows:

	Fiscal Year
(In millions)	2015	2014	2013
United States	$102.1	$132.4	$76.7
Foreign	62.5	49.1	51.0
Earnings before income taxes	$164.6	$181.5	$127.7

Provisions for Income Taxes
The provisions for income taxes consist of the following:

	Fiscal Year
(In millions)	2015	2014	2013
Current expense:
Federal	$48.9	$42.1	$37.1
State	5.2	5.6	2.2
Foreign	11.6	18.0	15.0
Deferred expense (credit):
Federal	(22.0)	(9.3)	(23.5)
State	(1.9)	(6.6)	(3.0)
Foreign	(0.4)	(2.2)	(1.1)
Income tax provision	$41.4	$47.6	$26.7

Reconciliation of Income Tax Expense, Net of Federal Income Tax Rate
A reconciliation of the Company’s total income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to earnings before income taxes is as follows:

	Fiscal Year
(In millions)	2015	2014	2013
Income taxes at U.S. statutory rate (35%)	$57.6	$63.5	$44.7
State income taxes, net of federal income tax	1.8	3.7	0.5
(Nontaxable earnings) non-deductible losses of foreign affiliates:
Cayman Islands	(0.4)	(5.5)	(5.4)
Bermuda	—	(0.4)	2.7
Other	(1.9)	1.1	1.7
Tax credits	(0.4)	(0.7)	(2.2)
Foreign earnings taxed at rates different from the U.S. statutory rate:
Hong Kong	(18.1)	(16.4)	(17.1)
Other	0.2	3.6	3.1
Adjustments for uncertain tax positions	0.1	—	(1.2)
Change in valuation allowance	(1.3)	(19.2)	0.1
Change in state tax rates	(0.7)	(6.0)	(2.0)
Gain on intercompany sale of subsidiary stock	—	23.2	—
Non-deductible expenses	3.5	1.1	0.9
Other	1.0	(0.4)	0.9
Income tax provision	$41.4	$47.6	$26.7

Significant Components of Deferred Income Tax Assets and Liabilities
Significant components of the Company’s deferred income tax assets and liabilities are as follows:

(In millions)	January 2, 2016	January 3, 2015
Deferred income tax assets:
Accounts receivable and inventory valuation allowances	$22.1	$16.6
Deferred compensation accruals	7.9	10.9
Accrued pension expense	40.1	47.2
Stock-based compensation	20.0	20.2
Net operating loss, capital loss and foreign tax credit carryforward	13.9	13.9
Other amounts not deductible until paid	12.1	14.2
Other	1.3	1.0
Total gross deferred income tax assets	117.4	124.0
Less valuation allowance	(9.5)	(10.5)
Net deferred income tax assets	107.9	113.5
Deferred income tax liabilities:
Tax depreciation in excess of book depreciation	—	(3.8)
Intangible assets	(276.3)	(288.5)
Other	(6.5)	(10.3)
Total deferred income tax liabilities	(282.8)	(302.6)
Net deferred income tax liabilities	$(174.9)	$(189.1)

Unrecognized Tax Benefits
The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	Fiscal Year
(In millions)	2015	2014
Beginning balance	$8.6	$8.6
Increases related to current year tax positions	1.1	1.7
Decreases related to prior year positions	(0.6)	(1.3)
Decrease due to lapse of statute	(0.4)	(0.4)
Ending balance	$8.7	$8.6